Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax Credit Carryforward [Line Items]
Net operating losses		$ 41,170,000	$ 24,733,000
Provision for doubtful accounts		498,000	469,000
Inventory reserves		86,000	48,000
Accrued expenses		804,000	35,000
Warrant expense		4,000	26,000
Deferred revenue		1,000	181,000
Stock-based compensation		139,000	110,000
Intangible assets		280,000	298,000
Convertible notes		593,000
Charitable contributions		4,000	4,000
Credits		343,000	343,000
Total deferred tax assets before valuation allowance		43,922,000	26,247,000
Valuation allowance	$ 0	(41,787,000)	(25,346,000)
Deferred tax assets net of valuation allowance		2,135,000	901,000
Deferred commissions		(176,000)	(42,000)
Unrealized FX gain/loss		(6,000)
Fixed assets		(1,953,000)	(859,000)
Total deferred tax liabilities		(2,135,000)	(901,000)
Deferred tax liabilities, net		$ 0	$ 0